Document and Entity Information	Dec. 11, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001574197
Document Type	8-K
Document Period End Date	Dec. 11, 2023
Entity Registrant Name	FIVE POINT HOLDINGS, LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-38088
Entity Tax Identification Number	27-0599397
Entity Address, Address Line One	2000 FivePoint
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	349-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common shares
Trading Symbol	FPH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false